CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 12,398	$ 8,401
Cost of goods sold	2,258	1,193
Gross profit	10,140	7,208
Operating expenses:
Research and development	21,358	14,224
Sales and marketing	12,738	8,263
General and administrative	12,483	8,753
Loss from operations	(36,439)	(24,032)
Interest earned on marketable securities held in Trust Account	180
Interest expense	(1)	(1,761)
Loss on conversion of convertible notes		(3,416)
Loss on equity issuance	(8,312)
Change in fair value of tranche and warrant liabilities	(2,186)	(379)
Other income and expense, net	(420)	746
Loss before income taxes	(47,178)	(28,842)
Income tax benefit	(9)	(3)
Net loss available to common stockholders	(47,187)	(28,845)
Deemed dividend related to Series B-2 preferred stock down round provision	(2,829)
Net loss attributable to common stockholders	$ (50,016)	$ (28,845)
Basic net (loss) income per share	$ (161.55)	$ (131.65)
Diluted net (loss) income per share	$ (161.55)	$ (131.65)
Weighted average shares outstanding, basic	309,609	219,100
Weighted average shares outstanding, diluted	309,609	219,100